INCOME TAXES (Details) - Schedule of Deferred Tax Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carry forwards	$ 512,465	$ 273,239
Depreciation and amortization	55,491	43,022
Accrued Wages	85,612	0
Deferred tax asset	653,568	316,261
Valuation allowance	(653,568)	(316,261)
Net deferred taxes	$ 0	$ 0